Schedule of Projected and Accumulated Benefit Obligations Rates (Detail)	Jun. 30, 2019	Jun. 30, 2018
Defined Benefit Plan [Abstract]
Discount rate	0.50%	0.90%
Salary increase rate	2.00%	2.00%